Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 1,117	£ 1,170	£ 1,222
Fee and commission expense	(428)	(421)	(415)
Net fee and commission income	689	749	807
Current account and debit card fees [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	758	753	791
Insurance, protection and investments [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	77	105	100
Credit cards [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	86	85	92
Non-banking and other fees [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 196	£ 227	£ 239